UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21121
Investment Company Act File Number

Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Large-Cap Growth Portfolio	as of September 30, 2009

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 3.8%
General Dynamics Corp.	18,700	$1,208,020
Lockheed Martin Corp.	17,500	1,366,400
Rockwell Collins, Inc.	30,500	1,549,400
United Technologies Corp.	25,700	1,565,901

		$5,689,721

Air Freight & Logistics — 1.7%
Expeditors International of Washington, Inc.	41,300	$1,451,695
FedEx Corp.	14,400	1,083,168

		$2,534,863

Beverages — 3.4%
Coca-Cola Co. (The)	41,700	$2,239,290
PepsiCo, Inc.	48,850	2,865,541

		$5,104,831

Biotechnology — 2.2%
Amgen, Inc.(1)	55,500	$3,342,765

		$3,342,765

Capital Markets — 0.9%
Northern Trust Corp.	22,700	$1,320,232

		$1,320,232

Chemicals — 0.9%
Monsanto Co.	17,900	$1,385,460

		$1,385,460

Commercial Banks — 1.1%
Wells Fargo & Co.	60,000	$1,690,800

		$1,690,800

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	54,500	$1,625,190

		$1,625,190

Communications Equipment — 8.2%
Brocade Communications Systems, Inc.(1)	278,000	$2,185,080
Cisco Systems, Inc.(1)	154,200	3,629,868
QUALCOMM, Inc.	83,200	3,742,336
Research In Motion, Ltd.(1)	20,000	1,351,000
Telefonaktiebolaget LM Ericsson ADR	140,000	1,402,800

		$12,311,084

Computers & Peripherals — 6.2%
Apple, Inc.(1)	23,500	$4,356,195
Hewlett-Packard Co.	56,500	2,667,365
International Business Machines Corp.	19,000	2,272,590

		$9,296,150

Construction & Engineering — 2.0%
Fluor Corp.	30,000	$1,525,500
Quanta Services, Inc.(1)	70,500	1,560,165

		$3,085,665

Consumer Finance — 1.3%
Discover Financial Services	123,500	$2,004,405

		$2,004,405

Distributors — 0.9%
LKQ Corp.(1)	71,000	$1,316,340

		$1,316,340

Security	Shares	Value
Diversified Financial Services — 2.0%
CME Group, Inc.	4,800	$1,479,312
JPMorgan Chase & Co.	34,400	1,507,408

		$2,986,720

Electrical Equipment — 0.7%
Emerson Electric Co.	28,200	$1,130,256

		$1,130,256

Electronic Equipment, Instruments & Components — 1.2%
Agilent Technologies, Inc.(1)	62,500	$1,739,375

		$1,739,375

Energy Equipment & Services — 2.0%
Halliburton Co.	50,600	$1,372,272
Schlumberger, Ltd.	28,300	1,686,680

		$3,058,952

Food & Staples Retailing — 3.2%
Walgreen Co.	67,100	$2,514,237
Wal-Mart Stores, Inc.	47,700	2,341,593

		$4,855,830

Food Products — 2.4%
Kellogg Co.	45,800	$2,254,734
Nestle SA	31,000	1,323,410

		$3,578,144

Health Care Equipment & Supplies — 5.7%
Baxter International, Inc.	44,800	$2,554,048
Covidien, Ltd.	51,000	2,206,260
St. Jude Medical, Inc.(1)	52,100	2,032,421
Zimmer Holdings, Inc.(1)	34,300	1,833,335

		$8,626,064

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.(1)	74,000	$1,528,100

		$1,528,100

Household Products — 2.9%
Colgate-Palmolive Co.	38,000	$2,898,640
Procter & Gamble Co.	24,800	1,436,416

		$4,335,056

Industrial Conglomerates — 0.9%
3M Co.	18,700	$1,380,060

		$1,380,060

Insurance — 1.0%
Prudential Financial, Inc.	31,200	$1,557,192

		$1,557,192

Internet Software & Services — 3.8%
Akamai Technologies, Inc.(1)	88,300	$1,737,744
Google, Inc., Class A(1)	8,000	3,966,800

		$5,704,544

IT Services — 3.5%
Cognizant Technology Solutions Corp.(1)	43,000	$1,662,380
MasterCard, Inc., Class A	10,400	2,102,360
Western Union Co.	78,500	1,485,220

		$5,249,960

Media — 2.4%
Discovery Communications, Inc., Class A(1)	52,000	$1,502,280
Walt Disney Co. (The)	75,300	2,067,738

		$3,570,018

Metals & Mining — 2.9%
BHP Billiton, Ltd. ADR	24,000	$1,584,240
Freeport-McMoRan Copper & Gold, Inc.	21,100	1,447,671

Security	Shares	Value
Nucor Corp.	29,900	$1,405,599

		$4,437,510

Multiline Retail — 1.0%
Target Corp.	31,900	$1,489,092

		$1,489,092

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	23,300	$1,461,609
Exxon Mobil Corp.	17,182	1,178,857
Occidental Petroleum Corp.	18,400	1,442,560

		$4,083,026

Personal Products — 1.5%
Avon Products, Inc.	67,700	$2,299,092

		$2,299,092

Pharmaceuticals — 5.7%
Abbott Laboratories	59,200	$2,928,624
Allergan, Inc.	36,600	2,077,416
Johnson & Johnson	30,500	1,857,145
Shire PLC ADR	34,400	1,798,776

		$8,661,961

Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	17,500	$1,397,025

		$1,397,025

Semiconductors & Semiconductor Equipment — 5.8%
ASML Holding NV	57,900	$1,712,103
Atheros Communications, Inc.(1)	59,000	1,565,270
Broadcom Corp., Class A(1)	52,000	1,595,880
Intel Corp.	87,000	1,702,590
NVIDIA Corp.(1)	148,300	2,228,949

		$8,804,792

Software — 4.3%
McAfee, Inc.(1)	38,000	$1,664,020
Microsoft Corp.	111,420	2,884,664
Oracle Corp.	89,500	1,865,180

		$6,413,864

Specialty Retail — 5.6%
American Eagle Outfitters, Inc.	108,900	$1,836,054
Bed Bath & Beyond, Inc.(1)	39,500	1,482,830
Best Buy Co., Inc.	52,400	1,966,048
GameStop Corp., Class A(1)	58,400	1,545,848
Staples, Inc.	68,300	1,585,926

		$8,416,706

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	34,900	$2,258,030

		$2,258,030

Total Common Stocks (identified cost $127,117,325)		$148,268,875

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$2,312	$2,312,050

Total Short-Term Investments (identified cost $2,312,050)		$2,312,050

Total Investments — 99.8% (identified cost $129,429,375)		$150,580,925

Other Assets, Less Liabilities — 0.2%		$330,449

Net Assets — 100.0%		$150,911,374

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $1,333.

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,537,753

Gross unrealized appreciation	$22,935,760
Gross unrealized depreciation	(1,892,588)

Net unrealized appreciation	$21,043,172

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Priced in
	Active Markets for	Significant Other		Significant
	Indentical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$18,578,286	$—		$—	$18,578,286
Consumer Staples	18,849,543	1,323,410		—	20,172,953
Energy	7,141,978	—		—	7,141,978
Financials	9,559,349	—		—	9,559,349
Health Care	20,630,790	—		—	20,630,790
Industrials	16,842,780	—		—	16,842,780
Information Technology	49,519,769	—		—	49,519,769
Materials	5,822,970	—		—	5,822,970

Total Common Stocks	$146,945,465	$1,323,410	*	$—	$148,268,875
Short-Term Investments	2,312,050	—		—	2,312,050

Total Investments	$149,257,515	$1,323,410		$—	$150,580,925

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009